Goodwill and Intangible Assets - Aggregate Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Year ending December 31:
2022	$ 2,684
2023	2,639
2024	2,639
2025	2,639
2026	2,617
Thereafter	5,027
Total	$ 18,245	$ 19,516